	NICHOLAS II, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF DECEMBER 31, 2023

SHARES OR
PRINCIPAL
AMOUNT		VALUE
COMMON STOCKS -- 96.34%
	Communication Services - Media & Entertainment -- 0.52%
76,925	Trade Desk, Inc. Class A*	$ 5,535,523

	Consumer Discretionary - Consumer Discretionary Distribution & Retail -- 6.22%
46,070	Burlington Stores, Inc.*	8,959,694
108,565	CarMax, Inc.*	8,331,278
29,530	O'Reilly Automotive, Inc.*	28,055,862
42,640	Ulta Beauty Inc.*	20,893,174
		66,240,008

	Consumer Discretionary - Consumer Services -- 4.79%
6,765	Chipotle Mexican Grill, Inc.*	15,471,284
32,870	Domino's Pizza, Inc.	13,550,000
251,430	Service Corporation International	17,210,384
244,745	Wendy's Company	4,767,633
		50,999,301

	Consumer Staples - Consumer Staples Distribution & Retail -- 1.82%
291,486	BJ's Wholesale Club Holdings, Inc.*	19,430,457

	Consumer Staples – Food, Beverage & Tobacco -- 3.72%
69,500	Constellation Brands, Inc. Class A	16,801,625
210,731	Lamb Weston Holdings, Inc.	22,777,914
		39,579,539

	Financials - Banks -- 1.17%
246,480	Webster Financial Corporation	12,511,325

	Financials - Financial Services -- 5.68%
66,065	FLEETCOR Technologies, Inc.*	18,670,630
87,281	Jack Henry & Associates, Inc.	14,262,588
138,050	Northern Trust Corporation	11,648,659
143,155	Raymond James Financial, Inc.	15,961,782
		60,543,659

	Health Care - Health Care Equipment & Services -- 9.75%
42,225	Cooper Companies, Inc.	15,979,629
149,691	DexCom, Inc.*	18,575,156
227,260	Globus Medical Inc Class A*	12,110,685
150,250	Hologic, Inc.*	10,735,363
77,440	ResMed Inc.	13,321,229
82,515	STERIS plc	18,140,923
78,000	Veeva Systems Inc Class A*	15,016,560
		103,879,545

	Health Care – Pharmaceuticals, Biotechnology & Life Sciences -- 9.01%
224,904	Bio-Techne Corporation	17,353,593
68,606	Charles River Laboratories International, Inc.*	16,218,458
83,070	IQVIA Holdings Inc*	19,220,737
13,395	Mettler-Toledo International Inc.*	16,247,599
118,455	Revvity, Inc.	12,948,316
515,270	Stevanato Group SpA	14,061,718
		96,050,421

	Industrials - Capital Goods -- 15.10%
127,500	AMETEK, Inc.	21,023,475
234,370	Fastenal Company	15,180,145
238,700	Fortive Corp.	17,575,481
70,000	IDEX Corporation	15,197,700
61,005	L3Harris Technologies Inc	12,848,873
42,930	Lennox International Inc.	19,212,034
77,500	Nordson Corporation	20,472,400
197,850	A. O. Smith Corporation	16,310,754
181,487	Westinghouse Air Brake Technologies Corporation	23,030,700
		160,851,562

	Industrials - Commercial & Professional Services -- 9.09%
89,700	Broadridge Financial Solutions, Inc.	18,455,775
67,645	Paylocity Holding Corp.*	11,151,278
126,048	RB Global, Inc.	8,431,351
115,295	Republic Services, Inc.	19,013,298
269,765	TransUnion	18,535,553
88,843	Verisk Analytics Inc	21,221,039
		96,808,294

	Industrials - Transportation -- 1.69%
44,460	Old Dominion Freight Line, Inc.	18,020,972

	Information Technology - Semiconductors & Semiconductor Equipment -- 4.68%
213,950	Microchip Technology Incorporated	19,294,011
178,545	Power Integrations, Inc.	14,660,330
141,740	Skyworks Solutions, Inc.	15,934,411
		49,888,752

	Information Technology - Software & Services -- 15.26%
73,060	CrowdStrike Holdings, Inc. Class A*	18,653,679
106,330	CyberArk Software Ltd.*	23,291,587
384,298	Dynatrace, Inc.*	21,017,258
161,540	Elastic NV*	18,205,558
48,940	Gartner, Inc.*	22,077,323
185,257	Okta, Inc. Class A*	16,771,316
70,340	Palo Alto Networks, Inc.*	20,741,859
125,045	PTC Inc.*	21,877,873
		162,636,453

	Information Technology - Technology Hardware & Equipment -- 3.49%
98,195	CDW Corporation	22,321,687
33,410	Teledyne Technologies Incorporated*	14,910,549
		37,232,236

	Materials - Materials -- 2.97%
78,580	AptarGroup, Inc.	9,714,060
96,460	Vulcan Materials Company	21,897,384
		31,611,444

	Real Estate - Real Estate Management & Development -- 1.38%
158,175	CBRE Group, Inc. Class A*	14,724,511

	TOTAL COMMON STOCKS
	(cost $502,921,512)	1,026,544,002

SHORT-TERM INVESTMENTS -- 3.67%
	Money Market Deposit Account – 0.60%
$ 6,444,009	U.S. Bank Money Market, 5.270%	6,444,009

	Money Market Fund – 1.20%
12,745,565	Morgan Stanley Liquidity Funds Government Portfolio (Institutional Class),
	7-day net yield, 5.266%	12,745,565

	U.S. Government Securities - 1.87%
10,000,000	U.S. Treasury Bill 01/02/2024, (1)	10,000,000
10,000,000	U.S. Treasury Bill 02/01/2024, 4.881%	9,956,056
		19,956,056

	TOTAL SHORT-TERM INVESTMENTS
	(cost $39,143,352)	39,145,630

	TOTAL INVESTMENTS
	(cost $542,064,864) - 100.01%	1,065,689,632

	LIABILITIES, NET OF OTHER ASSETS - (0.01)%
		(115,844)
	TOTAL NET ASSETS
	(basis of percentages disclosed above) - 100%	$1,065,573,788

* Non-income producing security.
(1) The Treasury Bill has reached full maturity.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

          Level 1 - quoted prices in active markets for identical investments

          Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

          Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2023, in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1
Common Stocks(1)	$1,026,544,002
Money Market Deposit Account	6,444,009
Money Market Fund	12,745,565
Level 2
U.S. Government Securities	19,956,056
Level 3
None	—
Total	$1,065,689,632

(1) See Schedule above for further detail by industry.